Item 1: Report to Shareholders

U.S. Bond Index Fund	April 30, 2006

The views and opinions in this report were current as of April 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Fellow Shareholders

Bond returns were mostly lackluster in the six-month period ended April 30, 2006. The performance of higher-quality securities was subdued because of rising interest rates amid solid economic growth. During the first half of our fiscal year, bond yields rose across almost all maturities as the Federal Reserve gradually lifted the federal funds target rate to 4.75%. This resulted in price declines for most bond categories, although these were offset by coupon return in many segments of the market. As a result, the Lehman Brothers U.S. Aggregate Index and the fund eked out a small gain for the period.

ECONOMY AND INTEREST RATES

The economy accelerated at the beginning of 2006, expanding at a robust annualized rate of 4.8% in the first quarter (according to initial estimates) versus a sluggish 1.7% in the final quarter of 2005 following last year’s hurricane assault on the Gulf Coast. Manufacturing activity was sturdy, business and consumer spending patterns appeared healthy, and the unemployment rate dipped to 4.7% in March. In addition, the red-hot housing market began to cool, and inflation, despite elevated commodity prices, remained generally contained.

Central bank officials have indicated their belief that stronger-than-expected economic growth and a renewed increase in energy costs have the potential to push inflation higher. In response, the Federal Reserve—now led by Ben Bernanke following Alan Greenspan’s retirement at the end of January—raised the federal funds target rate in the last six months from 3.75% to 4.75%, a level the short-term benchmark has not seen in more than four years. After our reporting period, the Fed increased the target rate to 5.00% on May 10. The central bank has now lifted the target rate 16 times in just under two years.

In recent months, there have been growing signs that the Fed may soon stop—at least temporarily—increasing short-term interest rates. According to the minutes for the Fed’s late-March monetary policy meeting, many central bank officials believed “that the end of the tightening process was likely to be near, and some expressed concerns about the dangers of tightening too much, given the lags in the effects of policy.” In addition, Fed Chairman Bernanke in late April testified to Congress that central bank officials, while reviewing new economic data, may “at some point…decide to take no action at one or more meetings.”

MARKET NEWS

As measured by various Lehman indexes, corporate and Treasury bonds were basically flat for both the 6- and 12-month periods. Longer-term Treasury bonds fell the most as yields on the far end of the yield curve finally began to move higher in sync with the Federal Reserve’s guided increases in short-term interest rates. Among investment-grade corporate bonds, financial issues outperformed utility and industrial bonds, and higher-quality issues performed marginally better than lower-quality ones. Helped by strong demand from banks, mortgage-backed securities enjoyed small gains, as did asset-backed bonds.

PORTFOLIO REVIEW

Your fund returned 0.45% in the six-month period and 0.41% for the 12-month period ended April 30, 2006. As shown in the table, the fund tracked the unmanaged Lehman Brothers U.S. Aggregate Index for both periods, with much of the difference due to fund expenses.

As yields rose across the fixed-income maturity spectrum, the fund’s net asset value (NAV) fell by $0.19. (Bond prices and yields move in opposite directions.) This was more than offset by dividend income of $0.24 for the six-month period. Dividends for the 12-month period were $0.47, a bit more than the $0.42 decline in NAV over the same period.

The fund is designed for investors who want to benefit from broad exposure to investment-grade bonds. Its objective is to closely match the sector allocations and performance of the Lehman Brothers U.S. Aggregate Index, which typically includes more than 5,000 fixed-income securities with an overall intermediate to long average maturity. Because purchasing all index securities is impractical, the fund uses a sampling strategy, investing substantially all fund assets in bonds specifically represented in the index. As a result, changes in the portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the index, rather than strategic shifts that are typical of an actively managed fund.

As shown in the Security Diversification pie chart, mortgage-backed securities, U.S. Treasuries, and corporate securities accounted for the bulk of both the portfolio and the index. U.S. government agency and foreign government bonds, asset-backed securities, and other holdings represented only a small part of the fund and the index.

Since our last report, the portfolio’s weighted average maturity remained constant, while its duration increased modestly. The portfolio’s yield rose over the period as interest rates climbed across the maturity spectrum.

OUTLOOK

The future path of interest rates may become more uncertain given the Federal Reserve’s signals that its rate-setting moves will become more dependent on incoming economic and inflation data. These data have recently indicated strong economic growth and some increases in inflationary pressures, which may compel the Fed to lift rates higher than many had hoped. While rising rates present a challenge to bond investors, they also provide the opportunity to invest at higher yields. A broadly based portfolio such as ours, which is designed to mirror the performance of the bond market as a whole, can allow investors to capture this potential while offsetting price declines as much as possible with current income.

Respectfully submitted,

Edmund Notzon
Chairman of the fund’s Investment Advisory Committee

May 19, 2006

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

Funds that invest in fixed-income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of six years would fall about 6% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Lehman Brothers U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market, including corporate, government, and mortgage-backed securities. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	6 Months Ended 4/30/06**	Year Ended 10/31/05**	10/31/04	10/31/03	10/31/02	11/30/00 Through 10/31/01
NET ASSET VALUE						
Beginning of period	$ 10.44	$ 10.81	$ 10.71	$ 10.69	$ 10.63	$ 10.00
Investment activities						
Net investment income	0.24	0.44	0.42	0.39	0.51	0.55
Net realized and unrealized gain (loss)	(0.19)	(0.35)	0.11	0.11	0.07	0.63
Total from investment activities	0.05	0.09	0.53	0.50	0.58	1.18
Distributions						
Net investment income	(0.24)	(0.46)	(0.43)	(0.45)	(0.52)	(0.55)
Net realized gain	–	–	–	(0.03)	–	–
Total distributions	(0.24)	(0.46)	(0.43)	(0.48)	(0.52)	(0.55)
NET ASSET VALUE						
End of period	**$ 10.25**	**$ 10.44**	**$ 10.81**	**$ 10.71**	**$ 10.69**	**$ 10.63**
Ratios/Supplemental Data						
Total return^	**0.45%**	**0.81%**	**5.10%**	**4.75%**	**5.69%**	**12.11%**
Ratio of total expenses to average net assets	0.30%†	0.30%	0.30%	0.30%	0.30%	0.30%†
Ratio of net investment income to average net assets	4.53%†	4.11%	3.84%	3.66%	4.81%	5.74%†
Portfolio turnover rate	76.7%†	98.2%¤√	167.1%¤	190.3%¤	140.4%¤	83.9%†¤
Net assets, end of period (in thousands)	$ 147,977	$ 174,530	$ 137,148	$ 76,053	$ 81,028	$ 48,814

** Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

† Annualized

¤ The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions (see Note 2); had these transactions been excluded from the calculation, the portfolio turnover for the years ended 10/31/05, 10/31/04, 10/31/03, 10/31/02, and 10/31/01 would have been 89.1%, 106.6%, 73.4%, 62.3%, and 83.9%, respectively.

√ Excludes the effect of the acquisition of TD Waterhouse Bond Index Fund's assets.

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments †

(Cost and value in $ 000s)

CORPORATE BONDS 24.0%

	$ Par/Shares	Value
Aerospace & Defense 0.5%		
Boeing, 6.125%, 2/15/33	50	51
Boeing Capital, 6.10%, 3/1/11	50	51
Lockheed Martin, 7.65%, 5/1/16	250	283
Lockheed Martin, 7.75%, 5/1/26	50	58
Lockheed Martin, 8.50%, 12/1/29	100	126
Northrop Grumman, 7.125%, 2/15/11	200	212
		781
Airlines 0.1%		
Southwest Airlines, 6.50%, 3/1/12	85	87
		87
Automotive 0.2%		
DaimlerChrysler, 6.40%, 5/15/06	100	100
DaimlerChrysler, 7.20%, 9/1/09	6	6
DaimlerChrysler, 8.50%, 1/18/31	100	116
Toyota Motor Credit Corporation, 4.35%, 12/15/10	5	5
		227
Banking 4.5%		
Banc One, 7.625%, 10/15/26	4	5
Banc One, 8.00%, 4/29/27	4	5
Bank of America, 3.25%, 8/15/08	250	239
Bank of America, 3.375%, 2/17/09	250	238
Bank of America, 3.875%, 1/15/08	75	73
Bank of America, 4.75%, 10/15/06	10	10
Bank of America, 4.875%, 9/15/12	100	96
Bank of America, 6.375%, 2/15/08	10	10
Bank of America, 7.40%, 1/15/11	110	119
Bank One, 3.70%, 1/15/08	100	98

Bank One, 6.875%, 8/1/06	5	5
BankAmerica, 6.625%, 10/15/07	10	10
BB&T, 4.75%, 10/1/12	95	91
BB&T, 5.25%, 11/1/19	200	188
Capital One Bank, 6.50%, 6/13/13	300	310
Chase Manhattan, 7.875%, 6/15/10	65	71
Citicorp, 7.00%, 7/1/07	8	8
Citicorp, 7.25%, 9/1/08	4	4
Citigroup, 5.00%, 9/15/14	250	237
Citigroup, 5.50%, 8/9/06	12	12
Citigroup, 5.625%, 8/27/12	200	200
Citigroup, 5.75%, 5/10/06	200	200
Citigroup, 6.00%, 2/21/12	13	13
First Union, 6.375%, 1/15/09	2	2
First Union, 6.40%, 4/1/08	205	209
First Union National Bank, 5.80%, 12/1/08	100	101
First Union National Bank, 7.875%, 2/15/10	4	4
Fleet Financial Group, 6.50%, 3/15/08	15	15
HSBC Bank USA, 4.625%, 4/1/14	250	230
HSBC Bank USA, 5.875%, 11/1/34	300	284
HSBC Holdings, 5.25%, 12/12/12	100	97
HSBC Holdings, 7.50%, 7/15/09	100	106
JPMorgan Chase, 4.875%, 3/15/14	410	384
JPMorgan Chase, 5.75%, 1/2/13	130	131
JPMorgan Chase Capital, 5.875%, 3/15/35	325	296
Key Bank, 7.00%, 2/1/11	2	2
Marshall & Ilsley Bank, 3.80%, 2/8/08	150	146
Marshall & Ilsley Bank, 5.25%, 9/4/12	20	20
National City, 5.75%, 2/1/09	100	101
National Westminster Bank PLC, 7.375%, 10/1/09	4	4
Nationsbank, 6.375%, 2/15/08	10	11

NBD Bancorp, 7.125%, 5/15/07	8	8
PNC Bank, 4.875%, 9/21/17	250	229
PNC Funding, 5.125%, 12/14/10	125	123
Regions Financial, 6.375%, 5/15/12	100	104
Royal Bank of Canada, 3.875%, 5/4/09	150	144
Royal Bank of Scotland Group, 5.00%, 10/1/14	125	119
Sovereign Bancorp, 4.80%, 9/1/10 (1)	150	145
Suntrust Bank, 5.45%, 12/1/17	130	125
Synovus Financial, 4.875%, 2/15/13	90	85
U.S. Bank, 4.95%, 10/30/14	200	190
U.S. Bank, 6.375%, 8/1/11	150	156
Wachovia, 4.95%, 11/1/06	12	12
Wachovia, 6.25%, 8/4/08	4	4
Wachovia Bank, 4.875%, 2/1/15	150	140
Wells Fargo, 4.20%, 1/15/10	150	144
Wells Fargo, 5.00%, 11/15/14	5	5
Wells Fargo, 5.125%, 9/1/12	350	343
Wells Fargo, 5.25%, 12/1/07	100	100
World Savings Bank, F.S.B., 4.125%, 12/15/09	100	96
		6,657
Beverages 0.3%		
Bottling Group, 4.625%, 11/15/12	100	95
Coca Cola Enterprises, 6.75%, 1/15/38	8	8
Coca Cola Enterprises, 7.125%, 8/1/17	15	17
Coca Cola Enterprises, 8.50%, 2/1/12	15	17
PepsiAmericas, 4.875%, 1/15/15	125	116
PepsiCo, 5.75%, 1/15/08	200	202
		455
Broadcasting 0.1%		
Turner Broadcasting, 8.375%, 7/1/13	8	9

Viacom, 5.75%, 4/30/11 (1)	115	114
Viacom, 7.875%, 7/30/30	15	16
		139
Building & Real Estate 0.3%		
Lennar, 5.60%, 5/31/15	150	141
Pulte Homes, 5.20%, 2/15/15	200	183
Ryland Group, 5.375%, 1/15/15	150	136
		460
Building Products 0.1%		
CRH America, 6.40%, 10/15/33	150	146
		146
Cable Operators 0.7%		
AT&T Broadband, 8.375%, 3/15/13	616	689
Cox Communications, 6.75%, 3/15/11	100	103
Cox Communications, 7.125%, 10/1/12	150	157
Cox Communications, 7.75%, 8/15/06	50	51
		1,000
Chemicals 0.1%		
Lubrizol, 5.50%, 10/1/14	200	191
		191
Computer Service & Software 0.5%		
Cisco Systems, 5.50%, 2/22/16	175	171
IBM, 3.80%, 2/1/08	95	93
IBM, 4.25%, 9/15/09	100	97
IBM, 6.50%, 1/15/28	11	11
IBM, 7.00%, 10/30/45	10	11
IBM, 8.375%, 11/1/19	100	122

Oracle, 5.00%, 1/15/11 (1)	250	243
		748
Conglomerates 0.6%		
GE Capital, 3.125%, 4/1/09	350	329
GE Capital, 5.00%, 2/15/07	80	80
GE Capital, 5.45%, 1/15/13	200	198
GE Capital, 7.375%, 1/19/10	9	9
Hutchison Whampoa, 6.50%, 2/13/13 (1)	200	204
United Technologies, 7.50%, 9/15/29	5	6
		826
Consumer Products 0.3%		
Fortune Brands, 5.125%, 1/15/11	120	117
Fortune Brands, 6.25%, 4/1/08	200	203
Gillette, 3.50%, 10/15/07	50	49
Newell Rubbermaid, 4.625%, 12/15/09	35	34
		403
Department Stores 0.1%		
May Department Stores, 5.75%, 7/15/14	200	197
		197
Diversified Chemicals 0.2%		
Dow Chemical, 5.97%, 1/15/09	150	152
Du Pont E I De Nemours, 5.875%, 5/11/09	65	66
Du Pont E I De Nemours, 8.25%, 9/15/06	5	5
Praxair, 6.375%, 4/1/12	104	108
Praxair, 6.50%, 3/1/08	5	5
		336
Drugs 0.1%		
Abbott Laboratories, 5.625%, 7/1/06	5	5

Amgen, 4.00%, 11/18/09	125	120
Bristol-Myers Squibb, 6.80%, 11/15/26	6	6
Genentech, 4.40%, 7/15/10	60	58
		189
Energy 0.2%		
Transocean, 7.50%, 4/15/31	200	231
XTO Energy, 4.90%, 2/1/14	100	93
		324
Exploration & Production 0.2%		
Anadarko Petroleum, 5.375%, 3/1/07	3	3
Encana, 4.60%, 8/15/09	250	244
		247
Financial 1.3%		
American General Finance, 5.375%, 10/1/12	3	3
American General Finance, 5.40%, 12/1/15	100	96
Associates Corporation of North America, 6.875%, 11/15/08	5	5
CIT Group, 5.00%, 2/1/15	400	372
CIT Group, 5.40%, 1/30/16	150	143
Countrywide Home Loans, 5.625%, 7/15/09	200	201
Countrywide Home Loans, 6.25%, 4/15/09	15	15
Eksportfinans, 4.75%, 12/15/08	350	346
Household Finance, 4.75%, 7/15/13	9	9
Household Finance, 5.875%, 2/1/09	9	9
Household Finance, 6.375%, 10/15/11	11	11
Household Finance, 7.00%, 5/15/12	9	10
International Lease Finance, 4.875%, 9/1/10	350	340
International Lease Finance, 6.375%, 3/15/09	100	102

SLM Corporation, 5.05%, 11/14/14	200	189
		1,851
Food Processing 0.5%		
Archer Daniels Midland, 8.875%, 4/15/11	5	6
Bestfoods, 6.625%, 4/15/28	5	5
Bunge Limited Finance, 4.375%, 12/15/08	200	194
Bunge Limited Finance, 5.10%, 7/15/15	115	106
Kellogg, 7.45%, 4/1/31	100	115
Kraft Foods, 4.00%, 10/1/08	150	145
Kraft Foods, 6.50%, 11/1/31	100	101
		672
Forest Products 0.2%		
Abitibi Consolidated Company of Canada, 6.95%, 12/15/06	62	62
International Paper Company, 5.85%, 10/30/12 (2)	300	299
		361
Gaming 0.1%		
Harrah's Operating, 5.50%, 7/1/10	150	148
		148
Gas & Gas Transmission 1.1%		
Boardwalk Pipelines, 5.50%, 2/1/17	300	284
Consolidated Natural Gas, 5.00%, 3/1/14	200	187
Consolidated Natural Gas, 6.25%, 11/1/11	15	15
Duke Capital, 4.37%, 3/1/09	200	194
Enterprise Products Operations, 4.95%, 6/1/10	300	291
Kinder Morgan, 5.70%, 1/5/16	175	169
Kinder Morgan, 6.50%, 9/1/12	100	103
Panhandle Eastern Pipeline, 4.80%, 8/15/08	200	197
Southern California Gas, 5.75%, 11/15/35	140	132

Vastar Resources, 6.50%, 4/1/09	4	4
		1,576
Health Care 0.3%		
Hospira, 4.95%, 6/15/09	150	147
Medtronic, 4.375%, 9/15/10	210	201
Wellpoint, 5.00%, 1/15/11	130	127
		475
Industrial-Other 0.0%		
Amvescap PLC, 5.90%, 1/15/07	3	3
		3
Information Technology 0.1%		
Honeywell, 6.625%, 6/15/28	5	5
Motorola, 8.00%, 11/1/11	75	84
		89
Insurance 1.1%		
AFLAC, 6.50%, 4/15/09	100	103
Allstate, 6.125%, 12/15/32	150	146
Allstate, 6.75%, 5/15/18	3	3
Allstate, 7.20%, 12/1/09	10	11
Allstate, 7.50%, 6/15/13	2	2
AMBAC Financial, 5.95%, 12/5/35	200	187
American General, 7.50%, 8/11/10	100	107
Hartford Financial Services, 4.75%, 3/1/14	200	186
Hartford Life, 7.65%, 6/15/27	100	115
John Hancock Financial Services, 5.625%, 12/1/08	100	101
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	97
Prudential Financial, 5.40%, 6/13/35	375	329
Safeco, 4.875%, 2/1/10	150	146

St. Paul Travelers Companies, 5.75%, 3/15/07	50	50
Travelers Property Casualty, 5.00%, 3/15/13	100	95
		1,678
Investment Dealers 2.0%		
Ameriprise Financial, 5.35%, 11/15/10	85	84
Bear Stearns, 2.875%, 7/2/08	8	8
Bear Stearns, 4.50%, 10/28/10	200	192
Credit Suisse First Boston (USA), 4.70%, 6/1/09	150	147
Credit Suisse First Boston (USA), 5.125%, 1/15/14	200	192
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	224
Franklin Resources, 3.70%, 4/15/08	20	19
Goldman Sachs, 3.875%, 1/15/09	85	82
Goldman Sachs, 5.15%, 1/15/14	100	96
Goldman Sachs, 6.60%, 1/15/12	407	424
Goldman Sachs, 6.875%, 1/15/11	7	7
Goldman Sachs Capital I, 6.345%, 2/15/34	50	48
Jefferies Group, 6.25%, 1/15/36	75	69
Lehman Brothers, 3.95%, 11/10/09	300	286
Lehman Brothers, 4.25%, 1/27/10	200	192
Lehman Brothers, 4.80%, 3/13/14	125	118
Lehman Brothers, 7.625%, 6/1/06	100	100
Merrill Lynch, 3.125%, 7/15/08	200	192
Merrill Lynch, 4.125%, 1/15/09	150	146
Merrill Lynch, 5.00%, 1/15/15	200	190
Merrill Lynch, 6.875%, 11/15/18	65	70
Morgan Stanley, 4.75%, 4/1/14	125	116
Morgan Stanley, 6.75%, 4/15/11	8	8
		3,010
Manufacturing 0.3%		
Caterpillar Financial Services, 4.50%, 9/1/08	150	147

Caterpillar Financial Services, 4.75%, 2/17/15	175	163
John Deere Capital, 3.90%, 1/15/08	50	49
John Deere Capital, 4.375%, 3/14/08	150	147
		506
Media & Communications 0.4%		
News America, 7.25%, 5/18/18	300	321
Time Warner Entertainment, 8.375%, 3/15/23	300	336
		657
Metals 0.2%		
Alcan Aluminum, 5.00%, 6/1/15	100	93
Alcoa, 5.375%, 1/15/13	120	118
Alcoa, 6.50%, 6/1/11	12	12
		223
Metals & Mining 0.4%		
BHP Billiton Financial, 5.00%, 12/15/10	175	172
Inco, 7.75%, 5/15/12	100	108
Newmont Mining, 5.875%, 4/1/35	200	181
Placer Dome, 6.375%, 3/1/33	100	97
		558
Oil Field Services 0.1%		
Baker Hughes, 6.00%, 2/15/09	150	153
		153
Other Telecommunications 0.0%		
Verizon New England, 6.50%, 9/15/11	20	20
		20
Petroleum 1.2%		
Amoco, 6.50%, 8/1/07	4	4

ConocoPhillips, 5.90%, 10/15/32	250	244
Devon Financing, 6.875%, 9/30/11	200	212
Enbridge, 4.90%, 3/1/15	150	141
Occidental Petroleum, 6.75%, 1/15/12	300	319
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (1)	100	94
Pemex Project Funding Master Trust, 7.375%, 12/15/14	350	370
Petro Canada, 5.95%, 5/15/35	200	185
Petrobras International, 9.875%, 5/9/08	45	48
Phillips Petroleum, 6.375%, 3/30/09	25	26
Sunoco, 4.875%, 10/15/14	150	140
Texaco Capital, 5.50%, 1/15/09	5	5
Texaco Capital, 8.625%, 4/1/32	5	7
		1,795
Railroads 0.2%		
Canadian National Railway, 6.25%, 8/1/34	95	97
Norfolk Southern, 5.59%, 5/17/25	48	44
Norfolk Southern, 7.25%, 2/15/31	52	58
Union Pacific, 6.65%, 1/15/11	50	52
		251
Real Estate Investment Trust Securities 0.6%		
Arden Realty, 5.25%, 3/1/15	115	111
EOP Operating, 7.00%, 7/15/11	325	341
ERP Operating, 5.375%, 8/1/16	105	100
Reckson Operating, 6.00%, 3/31/16	175	171
Simon Property, 5.75%, 12/1/15 (1)	150	146
		869
Retail 0.2%		
Dayton Hudson, 5.875%, 11/1/08	1	1
Target, 5.40%, 10/1/08	10	10

Target, 5.875%, 3/1/12	100	101
Wal-Mart, 4.375%, 7/12/07	1	1
Wal-Mart, 5.25%, 9/1/35	150	132
Wal-Mart, 6.875%, 8/10/09	100	105
Wal-Mart, 7.25%, 6/1/13	9	10
		360
Satellites 0.1%		
British Sky Broadcasting Group, 6.875%, 2/23/09	150	155
		155
Specialty Retailers 0.3%		
Home Depot, 5.40%, 3/1/16	200	195
Lowes Companies, 5.00%, 10/15/15	250	238
		433
Telephones 1.8%		
Alltel, 6.50%, 11/1/13	5	5
Alltel, 7.00%, 3/15/16	11	12
Bellsouth, 6.875%, 10/15/31	21	21
Bellsouth Capital Funding, 7.875%, 2/15/30	100	113
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
France Telecom, 7.75%, 3/1/11 (2)	400	435
GTE, 6.94%, 4/15/28	15	15
GTE South, 6.125%, 6/15/07	15	15
SBC Communications, 5.10%, 9/15/14	625	587
Southwestern Bell Telephone, 6.625%, 7/15/07	15	15
Telecom Italia Capital, 5.25%, 11/15/13	500	471
Telefonos de Mexico, 4.75%, 1/27/10	245	236
Verizon Communications, 5.555%, 2/15/16	450	429
Verizon Global Funding, 4.00%, 1/15/08	100	98
Verizon Global Funding, 7.25%, 12/1/10	100	106

Verizon Global Funding, 7.75%, 12/1/30	100	111
		2,674
Utilities 1.6%		
Alabama Power, 5.375%, 10/1/08	6	6
Alabama Power, 5.50%, 10/15/17	100	96
American Electric Power, 5.375%, 3/15/10	150	149
Appalachian Power, 3.60%, 5/15/08	200	193
Black Hills, 6.50%, 5/15/13	50	49
Boston Edison, 4.875%, 4/15/14	100	95
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	105
Consolidated Edison, Series B, 7.50%, 9/1/10	105	113
Energy East, 5.75%, 11/15/06	40	40
Exelon Generation, 6.95%, 6/15/11	150	158
Georgia Power, 5.25%, 12/15/15	200	192
Indiana Michigan Power, 6.125%, 12/15/06	3	3
MidAmerican Energy, 6.125%, 4/1/36 (1)	170	160
NiSource Finance, 7.875%, 11/15/10	200	217
Northern States Power, 5.25%, 7/15/35	145	127
Pacific Gas & Electric, 3.60%, 3/1/09	200	191
PPL Electric Utilities, 5.875%, 8/15/07	30	30
PPL Energy Supply, 6.40%, 11/1/11	50	51
Progress Energy, 7.10%, 3/1/11	100	105
Public Service Company of Colorado, 7.875%, 10/1/12	150	168
Southern California Edison, 4.65%, 4/1/15	200	185
Virginia Electric & Power, 7.625%, 7/1/07	6	6
		2,439
Wireless Communications 0.8%		
Airtouch Communications, 6.65%, 5/1/08	10	10
America Movil, 5.50%, 3/1/14	350	331
AT&T Wireless, 7.50%, 5/1/07	10	10

Motorcycles 0.2%		
Harley Davidson Motorcycle Trust, Series 2003-2, Class A2 2.07%, 2/15/11	267	258
		258
Stranded Asset 0.1%		
Reliant Energy Transition, Series 2001-1, Class A2 4.76%, 9/15/09	201	199
		199
Total Asset-Backed Securities (Cost $3,199)		3,120
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 5.2%		
Commercial Mortgage-Backed Securities 5.2%		
Banc of America Commercial Mortgage, Series 2003-1, Class A2 CMO, 4.648%, 9/11/36	500	471
Bear Stearns Commercial Mortgage Securities Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38	350	333
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41	1,100	1,041
Bear Stearns Commercial Mortgage Securities Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41	575	555
Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41	225	207
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class AAB, CMO, 4.804%, 9/15/42	625	595
Bear Stearns Commercial Mortgage Securities Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42	325	316
Citigroup/Deutsche Bank Commerical Mortgage, Series 2005-C1 Class AJ, CMO, 5.40%, 7/15/44 (3)	225	215
Commercial Mortgage, Series 2005-LP5, Class A1, CMO, PTC 4.235%, 5/10/43	313	307
DLJ Commercial Mortgage, Series 1999-CG2, Class A1B, CMO 7.30%, 6/10/32	250	261
GE Capital Commercial Mortgage, Series 2001-1, Class A1, CMO 6.079%, 5/15/33	45	45

GE Capital Commercial Mortgage, Series 2001-1, Class A2, CMO 6.531%, 3/15/11	400	415
GE Capital Commercial Mortgage, Series 2005-C4, Class A1 CMO, 5.082%, 11/10/45	335	332
JPMorgan Chase Commercial Mortgage Finance Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32	124	130
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	285	292
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, CMO, 4.824%, 10/15/42 (3)	375	357
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, CMO, 5.481%, 12/12/44	300	293
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A1 CMO, 3.636%, 11/15/27	523	505
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4 CMO, 5.156%, 2/15/31	875	836
Morgan Stanley Dean Witter Capital, Series 2002-TOP7 Class A2, CMO, 5.98%, 1/15/39	200	203
Total Non-U.S. Government Mortgage-Backed Securities (Cost $8,036)		7,709

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 34.0%

U.S. Government Agency Obligations 31.1%

Federal Home Loan Mortgage		
4.50%, 5/1/19 - 9/1/35	1,374	1,276
5.00%, 10/1/18 - 11/1/35	5,730	5,477
5.50%, 3/1/18 - 12/1/35	3,050	2,985
6.00%, 12/1/13 - 12/1/33	991	994
6.50%, 4/1/16 - 1/1/36	3,167	3,225
7.00%, 11/1/30 - 6/1/32	59	60
7.50%, 4/1/15	7	7
Federal National Mortgage Assn.		
4.50%, 5/1/18 - 6/1/35	5,107	4,854
5.00%, 12/1/08 - 10/1/35	8,074	7,716
5.50%, 1/1/17 - 11/1/35	10,772	10,519

6.00%, 6/1/16 - 11/1/34	6,699	6,688
6.50%, 4/1/15 - 12/1/32	1,793	1,830
7.00%, 7/1/10 - 7/1/32	287	297
7.50%, 10/1/25 - 5/1/31	59	61
8.00%, 3/1/31	72	77
		46,066

U.S. Government Obligations 2.9%

Government National Mortgage Assn.		
4.50%, 3/20/34	434	406
5.00%, 7/15/33 - 9/15/33	1,728	1,661
5.50%, 8/15/35	735	722
6.00%, 7/15/16 - 2/15/36	860	869
6.50%, 5/15/16 - 9/20/34	114	117
7.00%, 3/15/13 - 6/15/31	161	166
7.50%, 11/15/12 - 1/15/32	307	322
8.00%, 1/15/26	40	43
		4,306
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $51,624)		50,372

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.8%

Canadian Government & Municipalities 1.1%

Canada Mortgage & Housing, 2.95%, 6/2/08	100	96
Canada Mortgage & Housing, 4.80%, 10/1/10	350	343
Government of Canada, 5.25%, 11/5/08	12	12
Hydro-Quebec, 7.50%, 4/1/16	100	113
Hydro Quebec, 8.00%, 2/1/13	11	12
Province of British Columbia, 4.625%, 10/3/06	4	4
Province of British Columbia, 5.375%, 10/29/08	4	4
Province of Manitoba, 5.50%, 10/1/08	4	4

Province of Manitoba, 7.50%, 2/22/10	104	112
Province of New Brunswick, 3.50%, 10/23/07	4	4
Province of Newfoundland, 7.32%, 10/13/23	4	5
Province of Newfoundland, 8.65%, 10/22/22	4	5
Province of Nova Scotia, 5.75%, 2/27/12	354	358
Province of Ontario, 3.125%, 5/2/08	4	4
Province of Ontario, 3.625%, 10/21/09	300	285
Province of Ontario, 3.75%, 12/15/09	4	4
Province of Ontario, 5.125%, 7/17/12	4	4
Province of Ontario, 5.50%, 10/1/08	104	105
Province of Quebec, 5.00%, 7/17/09	4	4
Province of Quebec, 5.75%, 2/15/09	4	4
Province of Quebec, 6.125%, 1/22/11	4	4
Province of Quebec, 7.125%, 2/9/24	4	5
Province of Quebec, 7.50%, 7/15/23	4	5
Province of Quebec, 7.50%, 9/15/29	104	125
Providence of Saskatchewan, 7.125%, 3/15/08	4	4
		1,625

Foreign Government & Municipalities (Excluding Canadian) 1.7%

Asian Development Bank, 4.125%, 9/15/10	250	241
Asian Development Bank, 4.875%, 2/5/07	7	7
Asian Development Bank, 6.75%, 6/11/07	4	4
European Investment Bank, 3.375%, 6/12/13	250	223
European Investment Bank, 4.875%, 9/6/06	16	16
Inter-American Development Bank, 3.375%, 3/17/08	5	5
Inter-American Development Bank, 4.375%, 9/20/12	5	5
Inter-American Development Bank, 7.375%, 1/15/10	106	113
KFW International Finance, 4.75%, 1/24/07	11	11
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	200	190
Republic of Chile, 5.50%, 1/15/13	80	79

Republic of Italy, 2.75%, 12/15/06	12	12
Republic of Italy, 3.25%, 5/15/09	300	284
Republic of Italy, 4.375%, 10/25/06	24	24
Republic of Italy, 4.50%, 1/21/15	200	186
Republic of Italy, 5.625%, 6/15/12	8	8
Republic of Italy, 6.00%, 2/22/11	6	6
Republic of South Africa, 6.50%, 6/2/14	100	103
Republic of South Korea, 8.875%, 4/15/08	100	107
United Mexican States, 6.375%, 1/16/13	100	102
United Mexican States, 7.50%, 1/14/12	100	108
United Mexican States, 8.00%, 9/24/22	300	345
United Mexican States, 9.875%, 2/1/10	100	114
United Mexican States, 11.375%, 9/15/16	100	138
		2,431
Total Foreign Government Obligations & Municipalities (Cost $4,084)		4,056

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE- BACKED) 28.8%

U.S. Government Agency Obligations ± 9.7%

Federal Farm Credit Banks, 5.75%, 1/18/11	300	306
Federal Home Loan Bank, 2.75%, 3/14/08	500	479
Federal Home Loan Bank, 3.75%, 8/18/09	1,000	958
Federal Home Loan Bank, 4.375%, 3/17/10	1,500	1,457
Federal Home Loan Bank, 5.75%, 5/15/12	185	190
Federal Home Loan Bank, 5.80%, 9/2/08	1,000	1,014
Federal Home Loan Mortgage, 2.75%, 3/15/08	275	264
Federal Home Loan Mortgage, 3.625%, 9/15/08	500	484
Federal Home Loan Mortgage, 4.125%, 10/18/10	750	717
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	477
Federal Home Loan Mortgage, 4.50%, 1/15/14	750	712
Federal Home Loan Mortgage, 4.875%, 3/15/07	40	40

Federal Home Loan Mortgage, 5.75%, 4/15/08	1,000	1,011
Federal Home Loan Mortgage, 5.75%, 3/15/09	100	102
Federal Home Loan Mortgage, 5.75%, 1/15/12	300	307
Federal Home Loan Mortgage, 6.875%, 9/15/10	350	372
Federal National Mortgage Assn., 4.25%, 7/15/07	60	59
Federal National Mortgage Assn., 4.375%, 10/15/06	60	60
Federal National Mortgage Assn., 5.00%, 1/15/07	97	97
Federal National Mortgage Assn., 5.25%, 1/15/09	60	60
Federal National Mortgage Assn., 5.25%, 8/1/12	115	113
Federal National Mortgage Assn., 5.50%, 3/15/11	300	303
Federal National Mortgage Assn., 6.00%, 5/15/08	610	620
Federal National Mortgage Assn., 6.00%, 5/15/11	355	366
Federal National Mortgage Assn., 6.25%, 5/15/29	342	372
Federal National Mortgage Assn., 6.625%, 10/15/07	700	715
Federal National Mortgage Assn., 6.625%, 9/15/09	100	104
Federal National Mortgage Assn., 6.625%, 11/15/30	500	570
Federal National Mortgage Assn., 7.125%, 6/15/10	1,000	1,070
Federal National Mortgage Assn., 7.25%, 1/15/10	740	789
Tennessee Valley Authority, 4.75%, 8/1/13	200	192
		14,380

U.S. Treasury Obligations 19.1%

U.S. Treasury Bonds, 5.25%, 2/15/29	704	699
U.S. Treasury Bonds, 5.375%, 2/15/31	357	363
U.S. Treasury Bonds, 5.50%, 8/15/28	146	150
U.S. Treasury Bonds, 6.125%, 11/15/27	43	47
U.S. Treasury Bonds, 6.25%, 8/15/23	800	884
U.S. Treasury Bonds, 6.25%, 5/15/30	163	184
U.S. Treasury Bonds, 7.25%, 5/15/16	505	589
U.S. Treasury Bonds, 7.25%, 8/15/22	800	969
U.S. Treasury Bonds, 7.50%, 11/15/16	75	89

U.S. Treasury Bonds, 7.875%, 2/15/21	700	885
U.S. Treasury Bonds, 8.125%, 8/15/19	750	954
U.S. Treasury Bonds, 8.50%, 2/15/20	12	16
U.S. Treasury Bonds, 8.75%, 5/15/17	25	32
U.S. Treasury Bonds, 9.25%, 2/15/16	20	26
U.S. Treasury Bonds, 9.875%, 11/15/15	180	245
U.S. Treasury Notes, 2.625%, 5/15/08	90	86
U.S. Treasury Notes, 2.625%, 3/15/09	745	700
U.S. Treasury Notes, 2.75%, 8/15/07	4,410	4,293
U.S. Treasury Notes, 3.00%, 11/15/07	135	131
U.S. Treasury Notes, 3.00%, 2/15/08	1,777	1,721
U.S. Treasury Notes, 3.00%, 2/15/09	100	95
U.S. Treasury Notes, 3.125%, 4/15/09	735	700
U.S. Treasury Notes, 3.25%, 8/15/07	245	240
U.S. Treasury Notes, 3.375%, 2/15/08	2,200	2,144
U.S. Treasury Notes, 3.375%, 12/15/08	450	434
U.S. Treasury Notes, 3.375%, 9/15/09	50	48
U.S. Treasury Notes, 3.375%, 10/15/09	300	286
U.S. Treasury Notes, 3.50%, 8/15/09	205	196
U.S. Treasury Notes, 3.625%, 1/15/10	50	48
U.S. Treasury Notes, 3.75%, 5/15/08	650	636
U.S. Treasury Notes, 3.875%, 7/15/10	1,900	1,828
U.S. Treasury Notes, 4.00%, 6/15/09	55	54
U.S. Treasury Notes, 4.00%, 4/15/10	45	44
U.S. Treasury Notes, 4.00%, 2/15/14	190	178
U.S. Treasury Notes, 4.00%, 2/15/15	45	42
U.S. Treasury Notes, 4.25%, 8/15/13	20	19
U.S. Treasury Notes, 4.25%, 11/15/13	845	805
U.S. Treasury Notes, 4.25%, 8/15/14	740	701
U.S. Treasury Notes, 4.25%, 11/15/14	160	151
U.S. Treasury Notes, 4.375%, 12/15/10	2,500	2,445

U.S. Treasury Notes, 4.375%, 8/15/12	2,265	2,193
U.S. Treasury Notes, 4.75%, 11/15/08	145	145
U.S. Treasury Notes, 4.75%, 5/15/14	105	103
U.S. Treasury Notes, 5.00%, 8/15/11	130	130
U.S. Treasury Notes, 5.50%, 2/15/08	273	276
U.S. Treasury Notes, 5.50%, 5/15/09	183	186
U.S. Treasury Notes, 5.625%, 5/15/08	102	103
U.S. Treasury Notes, 5.75%, 8/15/10	196	202
U.S. Treasury Notes, 6.00%, 8/15/09	159	164
U.S. Treasury Notes, 6.125%, 8/15/07	130	132
U.S. Treasury Notes, 6.50%, 2/15/10	366	386
		28,177
Total U.S. Government Agency Obligations (Excluding Mortgage- Backed) (Cost $43,334)		42,557

SHORT-TERM INVESTMENTS 1.4%

Money Market Funds 1.4%		
T. Rowe Price Reserve Investment Fund, 4.85% (4)(5)	2,042	2,042
Total Short-Term Investments (Cost $2,042)		2,042
Total Investments in Securities		
98.3% of Net Assets (Cost $148,876)		**$ 145,437**

† Denominated in U.S. dollars unless otherwise noted
‡ The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $1,203 and represents 0.8% of net assets.
(2) Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(3) Variable Rate; rate shown is effective rate at period-end
(4) Seven-day yield
(5) Affiliated company - see Note 5
CMO Collateralized Mortgage Obligation
PTC Pass-Through Certificate

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Redemption Fee A 0.5% fee is assessed on redemptions of fund shares held less than 90 days/3 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments During the six months ended April 30, 2006, the fund entered into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls During the six months ended April 30, 2006, the fund entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $13,110,000 and $13,412,000, respectively, for the six months ended April 30, 2006. Purchases and sales of U.S. government securities aggregated $51,876,000 and $76,459,000, respectively, for the six months ended April 30, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2006.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2005, the fund had $27,000 of capital loss carryforwards that expire in fiscal 2011 and $573,000 that expire in fiscal 2013.

At April 30, 2006, the cost of investments for federal income tax purposes was $148,876,000. Net unrealized loss aggregated $3,439,000 at period-end, of which $657,000 related to appreciated investments and $4,096,000 related to depreciated investments.

NOTE 4 - ACQUISITION

On July 11, 2005, the T. Rowe Price U.S. Bond Index Fund acquired substantially all of the assets of the TD Waterhouse Bond Index Fund, pursuant to the Agreement and Plan of Reorganization dated March 23, 2005, and approved by TD Waterhouse Bond Index Fund shareholders on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 1,512,788 shares on the T. Rowe Price U.S. Bond Index Fund, having a value of $16,172,000, for the 1,512,614 shares of the TD Waterhouse Bond Index Fund outstanding on July 8, 2005. The TD Waterhouse Bond Index Fund’s net assets at that date, which included $108,000 of unrealized appreciation, were combined with those of the T. Rowe Price U.S. Bond Index Fund. Immediately after the merger, the net assets of the T. Rowe Price U.S. Bond Index Fund totaled $167,205,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2006, approximately 8% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended April 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $55,000, and the value of shares of the T. Rowe Price Reserve Funds held at April 30, 2006, and October 31, 2005, was $2,042,000 and $855,000, respectively.

As of April 30, 2006, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 818,219 shares of the fund, representing 6% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board was provided with detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds. Because the Manager is currently waiving a significant portion of its advisory fee, the Board was not provided with estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. In this regard, the Board noted that a significant portion of the advisory fees were being waived. The Board concluded that, based on the profitability data it reviewed, the Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s management fee (after waivers) and expense ratio were generally below the median of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

ANNUAL MEETING RESULTS

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	June 15, 2006